SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2018:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	283,331	$4.93	-	$-
Forfeited	(66,666)	6.84	-	-
Outstanding at June 30, 2018	216,665	4.35	4.63	40
Exercisable at June 30, 2018	91,666	5.86	2.13	7
Vested and expected to vest at June 30, 2018	135,181	$6.97	2.24	$-

Service Based Stock Options [Member]
Schedule of Stock Option Activity
The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2018:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	4,203,888	$4.52	4.27	$56
Granted	644,651	3.11	-	-
Forfeited	(1,179,233)	5.21	-	-
Outstanding at June 30, 2018	3,669,306	4.05	5.37	938
Exercisable at June 30, 2018	911,500	6.13	3.83	127
Vested and expected to vest at June 30, 2018	2,557,089	$5.14	4.49	$400